Prospectus supplement dated May 9, 2013
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold (Variable Annuity Portfolio II), Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, BOA Choice Venue Annuity II, Nationwide Destination L, Nationwide Destination B, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), America's marketFLEX Annuity, America's marketFLEX II Annuity, America's marketFLEX Advisor Annuity, BOA All American Annuity, M&T All American, BOA America's Future Annuity, Key Future, America's Future Horizon Annuity, BOA America's Exclusive Annuity II, BOA V, BOA Choice Venue Annuity, BOA Choice Annuity, Key Choice, Paine Webber Choice Annuity, BOA America's Income Annuity, The One Investor Annuity, NLAIC FPVUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Next Generation Corporate Variable Universal Life, Future Executive VUL, NLIC Options Plus, NLIC Options Premier, and NLIC Options prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection, prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, Multi-Flex Annuity, Market Street VIP/2 Annuity (NLAIC), BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, America's marketFLEX VUL, Nationwide Options Select (AO and NY), Survivor Options Premier (NLIC and NLAIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC),
INVESCO PCVUL, and Options Premier (NLAIC) prospectus dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity, and BOA Exclusive Annuity prospectus dated May 1, 2004
Elite Pro LTD, Elite Pro Classic, dated May 1, 2003
BOA InvestCare, VIP Extra Credit Annuity (NLIC and NLAIC), Market Street VIP/2 Annuity (NLIC), BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL, and Options VL (NLAIC) prospectus dated May 1, 2002
VIP Premier DCA Annuity (NLIC and NLAIC) prospectus dated November 1, 2001
NLAIC Annuity, and Options VIP Annuity (NLAIC) prospectus dated May 1, 2001
Citibank Annuity, Survivor Options Plus (NLIC), Special Product (NLIC), NLAIC SPVL, NLAIC Multiple Pay, and Survivor Options VL (NLAIC) prospectus dated May 1, 2000
VIP Annuity (NLIC and NLAIC) prospectus dated May 2, 1994
SPVL and VLI (NLIC) prospectus dated May 1, 1987
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective on or about June 17, 2013, Aberdeen Asset Management Inc. and Diamond Hill Capital Management, Inc. will no longer be sub-advisers for the Nationwide Variable Insurance Trust – NVIT Nationwide Fund and will be replaced by Highmark Capital Management, Inc.
PROS-0224